Schedule of recognized tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Property and equipment, liabilities	$ 524	$ 591
Property and equipment, net	524	591
Intangible assets, liabilities	89	98
Intangible assets, net	89	98
Notes payable, liabilities	5	7
Notes payable, net	5	7
Tax loss carryforwards, assets	(618)	(696)
Tax loss carryforwards, Net	(618)	(696)
Net tax assets, gross	(618)	(696)
Net tax liabilities, gross	618	696
Net tax (assets) liabilities, gross
Set off of tax, assets	618	696
Set off of tax, liabilities	(618)	(696)
Set off of tax, net
Net tax assets
Net tax liabilities
Net tax (assets) liabilities